SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of calculation of basic and diluted net income (loss) per ordinary share

	Year ended December 31,
(in $ millions, except share and per share data)	2021	2020	2019
Numerator – Basic and diluted (loss) earnings per share:
Net (loss) income / Net (loss) income from continuing operations	$(475)	$(619)	$138
Net loss (income) attributable to non-controlling interests in subsidiaries	2	1	(4)
Preferred shares dividend	(10)	—	—
Net (loss) income / Net (loss) income from continuing operations attributable to the shareholders of the Company’s ordinary shares	$(483)	$(618)	$134
Denominator – Basic (loss) earnings per share:
Weighted average ordinary shares outstanding	37,406,171	36,000,000	36,000,000
(Loss) earnings per share from continuing operations attributable to the shareholders of the Company’s ordinary shares – Basic	$(12.91)	$(17.18)	$3.72
Denominator – Diluted (loss) earnings per share:
Number of ordinary shares used for basic (loss) earnings per share from continuing operations	37,406,171	36,000,000	36,000,000
Weighted average effect of dilutive securities Stock options	—	—	1,102,120
Weighted average ordinary shares outstanding	37,406,171	36,000,000	37,102,120
(Loss) earnings per share from continuing operations attributable to the shareholders of the Company’s ordinary shares – Diluted	$(12.91)	$(17.18)	$3.61

Apollo Strategic Growth Capital
Summary of reconciliation of Class A common stock reflected on the balance sheet

At March 31, 2022, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$816,810,000
Less:
Proceeds allocated to Public Warrants	(39,745,978)
Class A ordinary shares issuance costs	(44,871,756)
Plus:
Accretion of carrying value to redemption value	84,617,734
Class A ordinary shares subject to possible redemption	$816,810,000

Gross proceeds	$816,810,000
Less:
Proceeds allocated to Public Warrants	$(39,745,978)
Class A ordinary shares issuance costs	$(44,871,756)
Plus:
Accretion of carrying value to redemption value	$84,617,734
Class A ordinary shares subject to possible redemption	$816,810,000

Schedule of calculation of basic and diluted net income (loss) per ordinary share

	Three Months Ended		Three Months Ended
	March 31, 2022		March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$(4,261,175)	$(1,065,294)	$16,226,517	$4,056,629
Denominator:
Basic and diluted weighted average shares outstanding	81,681,000	20,420,250	81,681,000	20,420,250

Basic and diluted net income (loss) per ordinary share	$(0.05)	$(0.05)	$0.20	$0.20

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,959,912	$1,239,978	$(9,780,661)	$(9,861,099)
Denominator:
Basic and diluted weighted average shares outstanding	81,681,000	20,420,250	18,828,526	18,983,377
Basic and diluted net income (loss) per ordinary share	$0.06	$0.06	$(0.52)	$(0.52)